Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ 87	$ 651
Accounts payable and other liabilities	(218)	(378)
Net change in non-cash working capital	$ (131)	$ 273